Label	Element	Value
Capital Group U.S. Equity Fund SM
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Capital Group U.S. Equity FundSM
		Supplement November 29, 2019 (for summary and statutory prospectuses dated November 8, 2019, as supplemented to date)
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Group U.S. Equity Fund SM
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart in the “Investment results” section of the summary prospectus and statutory prospectus has been replaced in its entirety as follows:
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for fund shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly restults during this period were:

Highest: 10.73% (quarter ended March 31, 2013)

Lowest: -11.51% (quarter ended December 31, 2018)

The fund's total return for the nine months ended September 30, 2019, was 22.50%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.51%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Keep this supplement with your summary prospectus and statutory prospectus.
Capital Group U.S. Equity Fund SM | Share class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	12.44%
Annual Return 2013	rr_AnnualReturn2013	30.78%
Annual Return 2014	rr_AnnualReturn2014	8.10%
Annual Return 2015	rr_AnnualReturn2015	1.82%
Annual Return 2016	rr_AnnualReturn2016	10.07%
Annual Return 2017	rr_AnnualReturn2017	20.61%
Annual Return 2018	rr_AnnualReturn2018	(3.29%)